MARKETABLE EQUITY SECURITIES (Tables)	12 Months Ended
Dec. 31, 2022
Marketable Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation

(in thousands of $)	2022	2021
Balance at start of year	1,684	3,684
Unrealized gain (loss), net	503	(2,000)
Total marketable equity securities	2,187	1,684